SHARE BASED COMPENSATION - Fair Value Assumptions (Details)	3 Months Ended	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2022
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Expected volatility, minimum	49.40%	41.10%
Expected volatility, maximum	109.00%	109.00%
Risk free interest, minimum	3.40%	1.90%
Risk free interest, maximum	3.40%	3.40%
Minimum
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Expected term (in years)	5 years	5 years
Dividend yield	0.00%	0.00%
Maximum
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Expected term (in years)	6 years 1 month 6 days	6 years 2 months 12 days
Dividend yield	0.00%	0.00%